Shareholder Report, Line Graph (Details) 74200192800_Franklin Templeton SMACS Series CP_Single Class_TSR Annual {Single Class} - USD ($)								12 Months Ended
	Nov. 30, 2025	Oct. 31, 2025	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	Jun. 20, 2025	Dec. 31, 2025
Franklin Templeton SMACS: Series CP
Account Value [Line Items]
Line Graph and Table Measure Name								Franklin Templeton SMACS: Series CP
Accumulated Value	$ 10,484	$ 10,400	$ 10,347	$ 10,253	$ 10,110	$ 10,110	$ 10,000	$ 10,495
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name								Bloomberg U.S. Aggregate Index
Accumulated Value	$ 10,438	$ 10,374	$ 10,309	$ 10,198	$ 10,078	$ 10,104	$ 10,000	$ 10,423